Segment information - Additional information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 segment	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 segment	Jan. 03, 2022 USD ($)	May 07, 2021 USD ($)	Mar. 12, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 28, 2019 USD ($)	Aug. 31, 2014 USD ($)
Number of Operating Segments | segment	2	2	2	2
Revolving credit facility
Line of Credit Facility, Maximum Borrowing Capacity	$ 85		$ 85		$ 85	$ 85	$ 85	$ 85	$ 85	$ 85
Revolving credit facility | Hoegh LNG
Line of Credit Facility, Maximum Borrowing Capacity	85		85
$385 million facility
Line of Credit Facility, Maximum Borrowing Capacity	$ 385		$ 385
Neptune and the Cape Ann | Neptune and the Cape Ann
Equity Method Investment, Ownership Percentage	50.00%	50.00%	50.00%	50.00%